Share-Based Compensation - Stock Options that Remain Outstanding, by Exercise Price Range (Details)	Jun. 30, 2020 shares $ / shares	Jun. 30, 2019 shares	Jun. 30, 2018 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted Average Remaining Life	3 years 11 months 11 days
Options outstanding (in shares)	5,748,503	5,693,397	2,346,343
Options Exercisable (in shares)	2,648,129
Exercise Price Range One
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted Average Remaining Life	2 years 7 months 8 days
Options outstanding (in shares)	96,383
Options Exercisable (in shares)	72,949
Exercise Price Range Two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted Average Remaining Life	3 years 1 month 17 days
Options outstanding (in shares)	1,848,143
Options Exercisable (in shares)	1,001,407
Exercise Price Range Three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted Average Remaining Life	3 years 4 months 5 days
Options outstanding (in shares)	1,441,674
Options Exercisable (in shares)	598,656
Exercise Price Range Four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted Average Remaining Life	5 years 4 months 12 days
Options outstanding (in shares)	1,928,815
Options Exercisable (in shares)	758,568
Exercise Price Range Five
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted Average Remaining Life	3 years 4 months 9 days
Options outstanding (in shares)	433,488
Options Exercisable (in shares)	216,549
Bottom of range | Exercise Price Range One
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (CAD per share) | $ / shares	$ 3.54
Bottom of range | Exercise Price Range Two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (CAD per share) | $ / shares	21.72
Bottom of range | Exercise Price Range Three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (CAD per share) | $ / shares	84.00
Bottom of range | Exercise Price Range Four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (CAD per share) | $ / shares	120.00
Bottom of range | Exercise Price Range Five
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (CAD per share) | $ / shares	132.00
Top of range | Exercise Price Range One
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (CAD per share) | $ / shares	19.80
Top of range | Exercise Price Range Two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (CAD per share) | $ / shares	83.88
Top of range | Exercise Price Range Three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (CAD per share) | $ / shares	119.88
Top of range | Exercise Price Range Four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (CAD per share) | $ / shares	131.52
Top of range | Exercise Price Range Five
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (CAD per share) | $ / shares	$ 202.33